Interest and Other Investment Income (Loss), Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Dividends and interest on marketable securities	$ 12,707	$ 11,446	$ 11,979
Mark-to-market of investments in our deferred compensation plan	11,557	10,636	6,809
Interest on mezzanine loans receivable	3,920	19,495	13,861
Losses from the disposition of investment in J.C. Penney	0	(72,974)	(300,752)
Other, net	10,568	6,510	6,903
Interest and other investment (loss) income, net	$ 38,752	$ (24,887)	$ (261,200)